Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of capital commitments
	As at December 31, 2022	As at December 31, 2021
Contracted and authorized, in RMB	-	440,851,273
Contracted and authorized, in USD	-	69,399,168